Credit Facilities (Narrative) (Details)				1 Months Ended	9 Months Ended
	Jan. 01, 2020	Mar. 13, 2019 USD ($) property	Mar. 02, 2018 USD ($) property	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) property	Sep. 30, 2018 USD ($)	Oct. 30, 2019 instrument	Sep. 30, 2019	Sep. 30, 2019 USD ($)	Sep. 30, 2019 encumbered_property	Apr. 15, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2016 instrument
Line of Credit Facility [Line Items]
Number of properties					193					103
Line of credit facility, current borrowing capacity base percent					55.00%
Effective interest rate								4.50%				4.76%
Outstanding balance									$ 667,989,000			$ 602,622,000
Proceeds from credit facilities					$ 163,618,000	$ 94,153,000
Payments of credit facilities					$ 243,300,000	$ 80,000,000
Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance									308,667,000			0
Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 630,000,000.0
Unused borrowing capacity									19,800,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property		65
Outstanding balance									163,618,000			243,300,000
Minimum | Secured Debt
Line of Credit Facility [Line Items]
Line of credit, increase		$ 370,000,000.0
Maximum | Secured Debt
Line of Credit Facility [Line Items]
Line of credit, increase		1,000,000,000.0
Fannie Mae Master Credit Facilities | Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property					22
Outstanding balance									359,322,000			$ 359,322,000
New Credit Facilities | Minimum
Line of Credit Facility [Line Items]
Long-term debt, covenant requirements, amount									50,000,000.0
Fannie Mae Master Credit Facility | Bridge Loan
Line of Credit Facility [Line Items]
Payments of credit facilities			$ 61,700,000
Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property					81
Maximum borrowing capacity		$ 480,000,000.0
Effective interest rate								4.26%				0.00%
Outstanding balance									163,618,000			$ 0
Credit Facility | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate, base rate calculation		1.00%
Credit Facility | Revolving Credit Facility | Federal Funds Effective Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
Credit Facility | Minimum | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.60%
Credit Facility | Minimum | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.35%
Credit Facility | Maximum | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.20%
Credit Facility | Maximum | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.95%
Term Loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 150,000,000.0
Effective interest rate								4.25%
Long-term Debt									150,000,000.0
Term Loan | Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate												0.00%
Outstanding balance									150,000,000			$ 0
Term Loan | Minimum | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.55%
Term Loan | Minimum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.30%
Term Loan | Maximum | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.15%
Term Loan | Maximum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.90%
Term Loan | New Credit Facilities
Line of Credit Facility [Line Items]
Weighted average rate											2.30%
Mortgages
Line of Credit Facility [Line Items]
Effective interest rate								4.43%				4.48%
Long-term Debt									436,891,000			$ 462,839,000
Mortgages | Bridge Loan
Line of Credit Facility [Line Items]
Effective interest rate								4.57%				4.87%
Proceeds from credit facilities			$ 64,200,000
Interest rate caps | Fannie Credit Facility
Line of Credit Facility [Line Items]
Number of Instruments | instrument														2
Interest rate cap														3.50%
Capital One Facility
Line of Credit Facility [Line Items]
Number of properties | property			7
Capital One Facility | Fannie Mae Master Credit Facilities | Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property					12
Secured first-priority mortgages									348,900,000
Effective interest rate								4.70%				4.83%
Outstanding balance									216,614,000			$ 216,614,000	$ 152,500,000
KeyBank Facility | Fannie Mae Master Credit Facilities | Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property					10
Secured first-priority mortgages									250,900,000
Effective interest rate								4.72%				4.88%
Outstanding balance									$ 142,708,000				$ 142,708,000
Subsequent Event
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity base percent	60.00%
Subsequent Event | Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Proceeds from credit facilities				$ 42,100,000
Subsequent Event | Interest rate caps | Fannie Credit Facility
Line of Credit Facility [Line Items]
Number of Instruments | instrument							2